(Impairments)/reversal of impairments - Impairment assumptions (Details) R in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 ZAR (R) $ / oz	Dec. 31, 2024 ZAR (R) $ / oz	Dec. 31, 2023 ZAR (R) R / kg $ / lb $ / t $ / oz
Stillwater
Disclosure of impairment loss and reversal of impairment loss [line items]
Average PGM (2E) basket price (in USD per ounce) | $ / oz	1,206	1,120	1,281
Inflation rate	2.50%	2.10%	2.50%
Nominal discount rate	11.50%	13.00%	12.00%
Recoverable amount	R 15,224	R 13,682	R 22,246
Stillwater | Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Life-of-mine	45 years 6 months	35 years	46 years
Sandouville nickel refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Weighted average nickel price | $ / lb			8.9
Weighted average cobalt price | $ / lb			15.8
Inflation rate			1.60%
Nominal discount rate			7.40%
Recoverable amount			R 0
Sandouville nickel refinery | Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Life-of-mine			23 years
Century zinc retreatment operation
Disclosure of impairment loss and reversal of impairment loss [line items]
Weighted average zinc price | $ / t			3,873
Inflation rate			2.90%
Nominal discount rate			9.30%
Recoverable amount			R 0
Century zinc retreatment operation | Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Life-of-mine			4 years
Burnstone
Disclosure of impairment loss and reversal of impairment loss [line items]
Weighted average gold price | R / kg			1,012,625
Inflation rate			6.00%
Nominal discount rate			18.90%
Recoverable amount			R 3,799
Burnstone | Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Life-of-mine			25 years